Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Entity Central Index Key	0000720064
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000001378 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class A
Trading Symbol	DCAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.88%*
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 580,000,000
Holdings Count | Holding	193
Investment Company Portfolio Turnover	8.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$580	193	8.43%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets)
C000001376 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class C
Trading Symbol	DCACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.66%*
*	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.66%	[2]
Net Assets	$ 580,000,000
Holdings Count | Holding	193
Investment Company Portfolio Turnover	8.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$580	193	8.43%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets)
C000073387 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class I
Trading Symbol	DCMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.64%*
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[3]
Net Assets	$ 580,000,000
Holdings Count | Holding	193
Investment Company Portfolio Turnover	8.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$580	193	8.43%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets)
C000130450 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class Y
Trading Symbol	DCAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$31	0.60%*
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[4]
Net Assets	$ 580,000,000
Holdings Count | Holding	193
Investment Company Portfolio Turnover	8.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$580	193	8.43%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets)
C000000023 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class Z
Trading Symbol	DRCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$35	0.69%*
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[5]
Net Assets	$ 580,000,000
Holdings Count | Holding	193
Investment Company Portfolio Turnover	8.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$580	193	8.43%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/24 ) Sector Allocation (Based on Net Assets)

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.